Provisions - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movements in provisions
Opening balance	£ 4,802
Transfer from accruals		£ 4,789
Reassessment of provisions	1,680	(1,036)
Additional provisions recognized	6,162	1,049
Closing balance	12,644	4,802
Non-current provisions	11,586	4,157
Current provisions	1,058	645
Other provision
Movements in provisions
Opening balance	722
Transfer from accruals		695
Reassessment of provisions	421
Additional provisions recognized		27
Closing balance	1,143	722
Non-current provisions	85
Current provisions	£ 1,058
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	5 months
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	3 years
Tax
Movements in provisions
Opening balance	£ 4,080
Transfer from accruals		4,094
Reassessment of provisions	1,259	(1,036)
Additional provisions recognized	6,162	1,022
Closing balance	11,501	£ 4,080
Non-current provisions	£ 11,501